OPERATING DATA (Tables)	12 Months Ended
Dec. 31, 2017
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Schedule of Cost of Sales
Cost of sales includes the following components:

	Year ended December 31,
	2017	2016	2015
Materials	42,813	34,276	41,788
Labor costs [1]	8,842	7,572	9,125
Logistic expenses	4,161	3,760	4,252
Depreciation and amortization	2,768	2,721	3,192
Impairment	206	205	4,764
Other	2,086	1,894	2,075
Total	60,876	50,428	65,196

1.	In 2016, labor costs include an 832 gain relating to changes in post-employment benefit plans in the US (see note 7.2).

Schedule of Trade Accounts Receivable and Allowance for Doubtful Accounts	Trade accounts receivable and allowance for doubtful accounts

	December 31,
	2017	2016
Gross amount	4,056	3,158
Allowance for doubtful accounts	(193)	(184)
Total	3,863	2,974

Exposure to Credit Risk by Reportable Segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2017	2016
NAFTA	343	308
Brazil	857	693
Europe	2,052	1,464
ACIS	546	395
Mining	65	114
Total	3,863	2,974

Aging of Trade Accounts Receivable
Aging of trade accounts receivable

	December 31,			December 31,
	2017			2016
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	3,134	(4)	3,130	2,476	(6)	2,470
Overdue 1-30 days	538	(9)	529	292	(1)	291
Overdue 31-60 days	106	(1)	105	63	(1)	62
Overdue 61-90 days	34	—	34	32	(1)	31
Overdue 91-180 days	46	(13)	33	50	(6)	44
More than 180 days	198	(166)	32	245	(169)	76
Total	4,056	(193)	3,863	3,158	(184)	2,974

Movement in the Allowance for Doubtful Accounts
The movement in the allowance for doubtful accounts in respect of trade accounts receivable during the periods presented is as follows:

Balance as of December 31, 2014	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2015
175	41	(19)	(27)	170
Balance as of December 31, 2015	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2016
170	34	(25)	5	184
Balance as of December 31, 2016	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2017
184	34	(38)	13	193

Schedule of Inventories
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,239 and 1,097 as of December 31, 2017 and 2016, respectively, are comprised of the following:

	December 31,
	2017	2016
Finished products	6,321	4,861
Production in process	4,049	3,264
Raw materials	5,883	5,141
Manufacturing supplies, spare parts and other	1,733	1,468
Total	17,986	14,734

Movement in Inventory Reserve
The movement in the inventory reserve is as follows:

Balance as of December 31, 2014	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2015
1,293	1,256	(637)	(205)	1,707
Balance as of December 31, 2015	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2016
1,707	473	(964)	(119)	1,097
Balance as of December 31, 2016	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2017
1,097	442	(404)	104	1,239

1.	Additions refer to write-downs of inventories including those utilized or written back during the same financial year.

2.	Deductions/releases correspond to write-backs and utilizations related to the current and prior periods.

Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2017	2016
VAT receivables	822	672
Prepaid expenses and non-trade receivables	321	369
Financial amounts receivable	219	118
Income tax receivable	176	111
Receivables from public authorities	147	67
Receivables from sale of financial and intangible assets	118	34
Derivative financial instruments	87	243
Other [1]	41	51
Total	1,931	1,665

1.	Other includes mainly advances to employees, accrued interest and other miscellaneous receivables.

Schedule of Other Assets
Other assets consisted of the following:

	December 31,
	2017	2016
Derivative financial instruments (see Note 6.1.5.)	995	189
Financial amounts receivable	345	297
Long-term VAT receivables	198	196
Cash guarantees and deposits	190	187
Receivables from public authorities	173	136
Accrued interest	96	91
Receivables from sale of financial and intangible assets	93	43
Income tax receivable	14	55
Other [1]	130	159
Total	2,234	1,353

1.	Other mainly includes assets in pension funds and other amounts receivable

Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities are comprised of the following as of:

	December 31,
	2017	2016
Accrued payroll and employee related expenses	1,787	1,560
Accrued interest and other payables	794	781
Payable from acquisition of intangible, tangible & financial assets	943	833
Other amounts due to public authorities	587	504
Derivative financial instruments	325	226
Unearned revenue and accrued payables	69	39
Total	4,505	3,943